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Schroder All-Asia Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The investment objective of the Fund is long-term capital appreciation through investment in equity securities of Asian countries.

INVESTMENT ADVISER

     Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroder plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 22 countries worldwide. As of December 31, 1998, the Schroder Group had over $195 billion in assets under management. As of March 31, 1999, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had approximately $28 billion under management.

                                                                    June 3, 1999

Dear Shareholder:

     We are pleased to present the semi-annual report for the Schroder All-Asia Fund for the six months ended April 30, 1999. During the last six months, the Asian crisis has lessened dramatically. In Asian economies outside Japan, economic recovery is broadening out from the export sectors to areas of domestic demand. A number of economies in the region have experienced upgrades in their GDP forecasts for 1999 and many remain on course with restructuring programs. In Japan, although the risks of deflation remain high and there are few signs of economic recovery, pockets of apparent stability have formed and there is a more widespread commitment to structural reform. We are closely monitoring economic policy decisions in China as the Government seeks to address slowing growth. In the short term, we recognize that policies to reflate the economy may be beneficial to China-related companies. However, longer-term questions about reform and recapitalization of the banking system and state owned enterprises remain.

     Looking ahead, we believe there remain areas of compelling value in many emerging and Asian equity markets. While the global interest rate environment might provide less support for stock prices than it has done, corporate earnings should continue to benefit from the effect of previous interest rate cuts. Opportunities exist for Asian companies that distinguish themselves through improving internal operations and learning to use capital more efficiently. We are encouraged by this trend, and believe that the benefits of such restructuring activity is likely to be a positive influence on companies' profitability for an extended period of time. Schroders' investment process, based on detailed fundamental research and carried out globally, is designed to highlight such opportunities for the long-term benefit of our investors.

     As you may already know, Schroder Capital Management International Inc., and its sister company responsible for investing in domestic markets, will be merging into a newly created corporation called Schroder Investment Management North America Inc. This change will allow us to simplify our corporate structure and to integrate our global equity and fixed income management services for U.S. clients into one corporate entity. We can assure you that no changes in Fund management are planned or anticipated in connection with the merger. We expect the merger to be effective on or about July 1, 1999.

     Thank you for your interest in the Schroder All-Asia Fund.

Sincerely,


/s/ Nancy A. Curtin                       /s/ Louise Croset
----------------------------              ----------------------------
Nancy A. Curtin                           Louise Croset
Chairman                                  President

                                       1

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Schroder All-Asia Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As Of April 30, 1999) (Unaudited)

HOW DID THE FUND PERFORM FOR THE SIX MONTHS ENDED APRIL 30, 1999?

     The Schroder All-Asia Fund's Class A Shares returned 33.41% (not including the deduction of maximum applicable sales charges) for the six months ending April 30, 1999. Assuming the maximum applicable sales charge of 5.25% had been paid, the Fund's return would have been 26.33% for the six-month period ended April 30, 1999. Its benchmark, the 50% MSCI Japan Index/50% MSCI All Country Asia Free ex-Japan (+ Malaysia) Index returned 35.44% over the same period.

WHAT WAS THE FUND'S INVESTMENT STRATEGY IN JAPAN DURING THE SIX-MONTH PERIOD? WHICH AREAS OF THE JAPANESE MARKET DO YOU FAVOR AND WHAT FACTORS DO YOU SEE DRIVING JAPAN'S ECONOMIC RECOVERY?

     The Fund was underweight in Japan during the six months and we reduced its position in this country as the period progressed. Although Japan is making significant efforts to restructure its economy, we believe that other economies within the Pacific region will stage a stronger recovery from their low points of the last few months. However, over the period, we did emphasize specific sectors which we believed would be beneficial going forward. At the end of the period, the Fund's largest overweight positions in the Japanese market were in the manufacturing and wholesale sectors, as these sectors have shown the clearest signs of restructuring. Many Japanese manufacturing companies have strong international businesses which we believe should recover once demand stabilizes, and wholesale businesses should benefit from improving trends in industrial production and commodity prices. In our view, corporate restructuring remains a major driving force behind economic recovery in Japan. Using our disciplined bottom-up investment process, we identified several financially strong Japanese companies undergoing restructuring. For example, we invested in Daiwa House, a leading housing company which was one of the first Japanese companies to drive down costs and buy back its shares, and Sony which started consolidating its operations over the period by, in part, reducing the size of its manufacturing workforce. Despite the uncertain macroeconomic picture in Japan, we still believe there are some individual stocks which have strong earnings growth prospects. Two companies which met our investment criteria were Oji Paper, a paper manufacturer, and Showa Shell, a major oil distributor, which cut costs by reducing production capacity. Both companies are in industries which have already witnessed some consolidation over the past few years.

THERE HAVE BEEN SIGNS OF RECOVERY IN THE EMERGING MARKETS IN THE PAST FEW MONTHS. WHICH MARKETS IN YOUR VIEW OFFER THE MOST ATTRACTIVE INVESTMENT OPPORTUNITIES AND HOW IS THE FUND POSITIONED TO TAKE ADVANTAGE OF THESE OPPORTUNITIES?

     We increased the Fund's exposure to the emerging markets, particularly in Korea and Thailand, where we believe the governments have shown the greatest enthusiasm for restructuring. The Fund is overweight in these two markets, but is also well positioned for a broader recovery within the region. Reform continues throughout Asia and we believe that emerging markets will benefit from improving industrial production and consumer demand. The passage of foreclosure laws in Thailand was an added signal that reform programs within the region are being implemented. Going forward, we continue to favor Thailand and Korea. Momentum in reforming Thailand's banking sector is building with a large increase in the number of loans being restructured. In Korea, economic data has continued to show a moderate pick up in the domestic economy led by corporate inventory rebuilding. The recovery of semiconductor prices has also helped Korean export revenues. Indications that both external and domestic demand may be strengthening have helped to shift consensus 1999 GDP forecasts from negative to positive growth. The recent sale of two of Korea's largest banks to foreign investors is a positive sign of ongoing restructuring in the banking sector. With bank restructuring under way, the government is expected to increase pressure on large corporations to follow suit.

--------------------------------------------------------------------------------
                                       2
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Schroder All-Asia Fund
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WHAT IS YOUR OUTLOOK FOR HONG KONG AND HOW IS THE FUND POSITIONED IN THIS
TERRITORY?

     We are positive in our outlook for Hong Kong. Government measures to support the real estate sector, together with falling mortgage rates, have led to a recovery in the residential real estate market. There are also signs that consumer confidence is returning. According to recent data, the economy is close to bottoming, which is leading to forecast upgrades. In view of this, we increased the Fund's position in Hong Kong, with exposure to real estate through companies such as Sun Hung Kai Properties and Henderson Land. Both these companies are financially strong and should benefit from improved consumer confidence. China remains a concern and in our view the largest threat to the Hong Kong market. Comments by Prime Minister Zhu during his recent trip to the U.S. suggest that the Chinese government will continue to support the Hong Kong economy and work towards membership of the World Trade Organization.

WHAT ARE YOUR VIEWS ON THE FUTURE OF THE PACIFIC REGION AS A WHOLE?

     We are positive in our outlook, encouraged by recent events within the Pacific region. The Asian crisis, which started in 1997, resulted in significant disruption to the region's markets and economies. However, in the past six months, there have been signs of stabilizaton within the region as interest rates have been lowered, exchange rates have appreciated and trade balances have turned from deficits to surpluses. As a result, the region should start to recover and provide long-term investors with attractive returns. Investors should be aware that the Fund continues to carry relatively high levels of risk associated with its investment within the Pacific region, for example the risk of political and social instability and currency risk. Looking ahead, not all countries will recover or embrace reform at the same pace and there is the risk of further volatility including market setbacks. External events, such as potentially higher interest rates in the U.S. may affect currencies within the region, in particular the Hong Kong currency which is linked to the dollar. In light of these risks, investments in the Fund carry significant risk and should be viewed as only part of a complete investment program.

     The views expressed in this report were those of the Fund's portfolio manager as of April 30, 1999, and may not reflect the views of the portfolio manager on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3
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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1999 (UNAUDITED)

                   COUNTRY WEIGHTINGS*

COUNTRY                                         %
----------------------------------------------------------
Japan                                            35.05%
Hong Kong                                        19.82
Korea                                            10.29
Singapore                                        10.06
Malaysia                                          7.82
Taiwan                                            5.07
India                                             4.85
Thailand                                          2.87
Philippines                                       2.07
China                                             1.21
Indonesia                                         0.89
                                               -------
Total                                           100.00%
                                               -------
                                               -------


                               TOP TEN HOLDINGS*

SECURITY                                       %
----------------------------------------------------------
Sun Hung Kai Properties Ltd.                     2.78%
Pohang Iron & Steel Co. Ltd.                     2.77
Samsung Electronics Co.                          2.74
Cheung Kong Holdings Ltd.                        2.68
Hutchison Whampoa Ltd.                           2.44
Singapore Press Holdings Ltd.                    2.17
Kookmin Bank                                     2.16
Bank of East Asia Ltd.                           1.89
Hong Kong Telecommunications Ltd.                1.87
Korea Electric Power Corp.                       1.80
                                                -----
Total                                           23.30%
                                                -----
                                                -----

------------------------------------------------------------------------

* Expressed as a percentage of the combined Schedules of Investments of the Schroder Asian Growth Portfolio and the Schroder Japan Portfolio.

--------------------------------------------------------------------------------
                                       4
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Schroder All-Asia Fund
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
         Investments in Portfolios (Notes 1 and 2):
          Schroder Asian Growth Fund Portfolio                               $ 28,723,222
          Schroder Japan Portfolio                                             15,731,606
         Receivable for Fund shares sold                                            2,455
                                                                             ------------

                              Total Assets                                     44,457,283
                                                                             ------------
LIABILITIES:
         Payable for Fund shares redeemed                                         197,461
         Payable to investment adviser (Note 3)                                     1,768
         Payable to administrator (Note 3)                                          1,768
         Accrued expenses and other liabilities                                   105,447
                                                                             ------------

                              Total Liabilities                                   306,444
                                                                             ------------

                              Net Assets                                     $ 44,150,839
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Paid-in capital                                                     $137,363,327
         Undistributed net investment loss                                       (122,905)
         Accumulated net realized loss                                        (96,306,801)
         Net unrealized appreciation on investments                             3,217,218
                                                                             ------------

                              Net Assets                                     $ 44,150,839
                                                                             ------------
                                                                             ------------

SHARES OF BENEFICIAL INTEREST                                                   4,769,011

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                             $9.26

OFFERING PRICE PER SHARE (NAV DIVIDED BY (1-MAXIMUM SALES LOAD))                    $9.77

MAXIMUM SALES LOAD                                                                  5.25%

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       5
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Schroder All-Asia Fund
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STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIOS (NOTE 1):
      Dividend income (net of foreign withholding taxes of $32,264)                                       $    249,456
      Interest income                                                                                           16,800
      Net expenses                                                                                            (223,408)
                                                                                                          ------------
            Net Investment Income Allocated from the Portfolios                                                 42,848
                                                                                                          ------------
EXPENSES:
      Asset allocation (Note 3)                                                                                 40,985
      Administration (Note 3)                                                                                   10,246
      Subadministration (Note 3)                                                                                12,500
      Shareholder services (Note 3)                                                                             51,228
      Transfer agency (Note 3)                                                                                  38,911
      Accounting (Note 3)                                                                                        6,000
      Reporting                                                                                                 21,148
      Registration                                                                                              14,575
      Audit                                                                                                      5,975
      Amortization of organization costs (Note 2)                                                                5,586
      Legal                                                                                                     12,686
      Trustees                                                                                                  16,955
      Miscellaneous                                                                                              3,743
                                                                                                          ------------
            Total Expenses                                                                                     240,538
      Fees waived (Note 4)                                                                                     (64,774)
                                                                                                          ------------
            Net Expenses                                                                                       175,764
                                                                                                          ------------
NET INVESTMENT LOSS                                                                                           (132,916)
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
    FROM THE PORTFOLIOS:
      Net realized loss on investments sold (a)                                                             (2,281,614)
      Net realized loss on foreign currency transactions                                                       (29,667)
                                                                                                          ------------
            Net change in realized loss on investments
              and foreign currency transactions                                                             (2,311,281)
                                                                                                          ------------
      Net change in unrealized appreciation on investments                                                  14,394,513
      Net change in unrealized depreciation on
        foreign currency transactions                                                                           (2,274)
                                                                                                          ------------
            Net change in unrealized appreciation on investments
              and foreign currency transactions                                                             14,392,239
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED
    FROM THE PORTFOLIOS                                                                                     12,080,958
                                                                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $ 11,948,042
                                                                                                          ------------
                                                                                                          ------------

------------------------------------------------------------------------

(a) Includes capital gains tax paid for sales of Indian securities in the amount of $13,813.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       6
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Schroder All-Asia Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the
                                                         Six Months Ended        For the
                                                         April 30, 1999        Year Ended
                                                           (unaudited)       October 31, 1998
---------------------------------------------------------------------------------------------
NET ASSETS, BEGINNING OF PERIOD                           $   42,787,101      $  150,405,575
                                                          --------------      --------------
OPERATIONS:
         Net investment income (loss)                           (132,916)            255,021
         Net realized loss on investments and foreign
           currency transactions                              (2,311,281)        (65,329,096)
         Net change in unrealized appreciation on
           investments and foreign currency
           transactions                                       14,392,239          34,752,866
                                                          --------------      --------------
               Net increase (decrease) in net assets
                 resulting from operations                    11,948,042         (30,321,209)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                   (55,930)                 --
                                                          --------------      --------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                        2,949,909             497,253
         Redemption Fees (Note 5)                                     --           1,447,222
         Redemption of shares                                (13,478,283)        (79,241,740)
                                                          --------------      --------------
               Net decrease from capital share
                 transactions                                (10,528,374)        (77,297,265)
                                                          --------------      --------------
               Net increase (decrease) in net assets           1,363,738        (107,618,474)
                                                          --------------      --------------
NET ASSETS, END OF PERIOD (A)                             $   44,150,839      $   42,787,101
                                                          --------------      --------------
                                                          --------------      --------------
SHARE TRANSACTIONS
         Sale of shares                                          386,580              72,790
         Redemption of shares                                 (1,775,050)        (10,022,409)
                                                          --------------      --------------
               Net decrease in shares                         (1,388,470)         (9,949,619)
                                                          --------------      --------------
                                                          --------------      --------------

------------------------------------------------------------------------

(a) Includes undistributed net investment income of $65,941 for the period ended October 31, 1998, and distributions in excess of net investment income of $122,905 for the six months ended April 30, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       7
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Schroder All-Asia Fund
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FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout each period:

                                        For the
                                      Six Months Ended                                                  For the
                                       April 30,               For the Year Ended October 31,          Period Ended
                                          1999           -------------------------------------------   October 31,
                                      (unaudited)        1998 (g)       1997       1996       1995      1994 (a)
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period      $   6.95       $   9.34     $  13.15   $  12.62   $  13.84     $  14.01 (h)
                                          --------       --------     --------   --------   --------     --------
Investment Operations
  Net Investment Income (Loss) (b)           (0.02)          0.02        (0.05)     (0.03)      0.02        (0.01)
  Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency Transactions                     2.34          (2.57)       (3.66)      0.56      (1.24)       (0.16)
                                          --------       --------     --------   --------   --------     --------
Total from Investment Operations              2.32          (2.55)       (3.71)      0.53      (1.22)       (0.17)
                                          --------       --------     --------   --------   --------     --------
Distributions from net investment
  income                                     (0.01)            --        (0.09)        --         --           --
                                          --------       --------     --------   --------   --------     --------
Tender offer costs charged to
  paid-in-capital in excess of par              --             --        (0.01)        --         --           --
                                          --------       --------     --------   --------   --------     --------
Redemption Fee                                  --           0.16           --         --         --           --
                                          --------       --------     --------   --------   --------     --------
Net Asset Value, End of Period            $   9.26       $   6.95     $   9.34   $  13.15   $  12.62     $  13.84
                                          --------       --------     --------   --------   --------     --------
                                          --------       --------     --------   --------   --------     --------
Market Value, End of Period                    N/A            N/A     $   8.50   $  12.00   $  11.13     $  12.00
                                          --------       --------     --------   --------   --------     --------
                                          --------       --------     --------   --------   --------     --------
Total investment return based on (c):
  Market Value                                 N/A            N/A     (28.62)%      7.87%    (7.29)%     (20.00)%
                                          --------       --------     --------   --------   --------     --------
                                          --------       --------     --------   --------   --------     --------
  Net Asset Value                           33.41% (d)   (25.59)%(d)  (28.43)%      4.20%    (8.82)%      (1.21)%
                                          --------       --------     --------   --------   --------     --------
                                          --------       --------     --------   --------   --------     --------
Ratio/Supplementary Data:
Net Assets at End of Period
  (in thousands)                          $ 44,151       $ 42,787     $150,406   $257,840   $247,490     $271,420
Ratios to Average Net Assets (b):
  Expenses, including
    reimbursement/waiver of fees             1.95% (e)      1.90%        1.78%      1.57%      1.65%        1.59% (e)
  Expenses, excluding
    reimbursement/waiver of fees             2.62% (e)      2.13%        1.78%      1.57%      1.65%        1.59% (e)
  Net investment income (loss), including
    reimbursement/waiver of fees           (0.65)% (e)      0.28%      (0.31)%    (0.19)%      0.12%      (0.10)% (e)

Portfolio Turnover Rate                        N/A (f)        N/A (f)      39%        35%        67%          20%

------------------------------------------------------------------------

(a) For the period December 30, 1993 (commencement of operations) through October 31, 1994 (See Note 1).
(b) Includes the Fund's proportionate share of income and expenses of the Portfolios, which commenced operations on March 23, 1998.
(c) Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 4).
(d) Total return does not include sales charge.
(e) Annualized.
(f) Investment securities were not held directly by the Fund (See Note 1). Portfolio turnover rate is not applicable.
(g) The Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20 1998 (See Note 1).
(h) Net of $0.09 offering expenses per share.

    The accompanying notes are an integral part of the financial statements.

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                                       8
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Series Trust II (the "Trust") was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has one investment portfolio. Included in this report is the Schroder All-Asia Fund (the "Fund"), which is a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares of beneficial interest without par value.

   MASTER-FEEDER ARRANGEMENT

         The Fund currently seeks to achieve its investment objective by investing all its investable assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio (each, individually a "Portfolio", and, collectively, the "Portfolios"). The Portfolios are separately managed, non-diversified portfolios of Schroder Capital Funds ("Schroder Core") that have the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolios at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in each Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain or loss. The Portfolios' financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of April 30, 1999, the Fund owned 99.8% and 99.6%, respectively, of the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio, respectively, and is deemed, for purposes of the Act, to control the Portfolios.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

         The following represent the significant accounting policies of the
   Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in each Portfolio is discussed in the Notes to the Financial Statements of the Portfolios.

   INVESTMENT INCOME AND EXPENSES

         The Fund records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund incurs its own expenses.

--------------------------------------------------------------------------------
                                       9
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)

   DISTRIBUTIONS TO SHAREHOLDERS

         Net investment income and net capital gains, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

   ORGANIZATION COSTS

         Costs incurred by the Fund in connection with its organization were amortized on a straight-line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all its investable assets in the Portfolios, which retain Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of each Portfolio. SCMI also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust. Under this agreement, SCMI is entitled to receive a monthly fee for asset allocation services at an annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios.

         SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North America Inc. are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Fund's average daily net assets. In addition, the Fund has entered into a Sub-Administration Agreement with State Street Bank and Trust Company and Schroder Advisors. Under the Agreement, State Street is entitled to receive an annual fee from the Fund of $25,000, payable monthly. Prior to June 1, 1999, the Fund paid subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate, payable monthly, of 0.05% of the average daily net assets of the Fund, subject to an annual minimum fee of $25,000.

         For the period ended April 30, 1999, Schroder Advisors retained sales commissions in the amount of $3,336.

--------------------------------------------------------------------------------

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Schroder All-Asia Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   SHAREHOLDER SERVICE PLAN

         The Fund adopted a Shareholder Service Plan (the "Plan") for the Class A Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Class A Shares. For providing for, or arranging for, the provision of those shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. Schroder Advisors may pay shareholder servicing organizations for those services at an annual rate of up to 0.25%.

NOTE 4. WAIVER OF FEES

         In order to limit the Fund's expenses, SCMI and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's net expenses exceed 1.95% of the Fund's average daily net assets. For the period ended April 30, 1999, SCMI, Schroder Advisors and FAdS waived fees of $40,983, $21,538 and $2,253, respectively.

NOTE 5. PURCHASE AND REDEMPTION FEES

         Shares redeemed in connection with the conversion of Schroder Asian Growth Fund, Inc. were subject to a redemption fee of 2.00% for the six-month period following the conversion on March 20, 1998. Redemption fees collected by the Fund during this six-month period totaled $1,447,222.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

                STOCKS AND WARRANTS - 100.6%
  SHARES                                                      VALUE US$
----------                                                    ----------
                CHINA - 1.9%
                COMMON STOCK -
   142,000      Citic Pacific Ltd.                            $  384,764
    11,400      Huaneng Power International, Inc., ADR (a)       153,188
                                                              ----------
                                                                 537,952
                                                              ----------
                HONG KONG - 30.7%
                COMMON STOCK -
   347,000      Bank of East Asia Ltd. (a)                       843,972
   131,000      Cheung Kong Holdings Ltd.                      1,191,646
   284,000      China Resources Enterprises Ltd.                 478,207
   300,000      China Telecom (Hong Kong) Ltd. (a)               685,143
   105,000      Henderson Land Development Co. Ltd.              635,403
    34,000      Hong Kong Electric Holdings Ltd.                 108,358
   308,800      Hong Kong Telecommunications Ltd.                830,750
    12,800      HSBC Holdings plc                                475,652
   121,000      Hutchison Whampoa Ltd.                         1,085,069
   242,000      Kerry Properties Ltd.                            270,096
   206,000      South China Morning Post Holdings Ltd.           124,261
   141,000      Sun Hung Kai Properties Ltd.                   1,237,129
    86,000      Swire Pacific Ltd.                               482,697
                WARRANTS -
   269,260      Hong Kong and China Gas Co. Ltd.                 378,691
    35,800      Hong Kong and China (a)                            5,959
                                                              ----------
                                                               8,833,033
                                                              ----------
                INDIA - 7.5%
                COMMON STOCK -
     3,600      Associated Cement Cos. Ltd.                      117,900
    30,400      Bajaj Auto Ltd.                                  364,520
    51,700      Bharat Petroleum Corp. Ltd.                      204,909
    12,000      Castrol (India) Ltd.                             232,265
    12,500      Hindustan Lever Ltd.                             603,250
     8,000      ITC Ltd.                                         179,136
    48,000      Mahanagar Telephone Nigam Ltd.                   176,162
     4,200      NIIT Ltd.                                        163,764
     9,000      Ranbaxy Laboratories Ltd.                        119,930
        77      Tata Engineering and Locomotive Co. Ltd.             257
                                                              ----------
                                                               2,162,093
                                                              ----------
                INDONESIA - 1.4%
                COMMON STOCK -
    70,000      PT Gudang Garam Tbk                              126,844
    99,000      PT Indofood Sukses Makmur Tbk (a)                 78,370
    59,000      PT Indosat (Persero) Tbk (a)                     113,844
   173,000      PT Telekomunikasi Indonesia                       77,033
                                                              ----------
                                                                 396,091
                                                              ----------


  SHARES                                                      VALUE US$
----------                                                    ----------
                KOREA, REPUBLIC OF - 15.9%
                COMMON STOCK -
    70,521      Kookmin Bank (a)                              $  961,276
    27,800      Korea Electric Power Corp.                       799,992
    10,650      Pohang Iron and Steel Co. Ltd.                   922,416
    12,100      Pohang Iron and Steel Co. Ltd., ADR (b)          311,575
    15,880      Samsung Electronics Co.                        1,221,269
       176      SK Telecom Co. Ltd. (b)                          193,028
    12,670      SK Telecom Co. Ltd., ADR                         175,796
                                                              ----------
                                                               4,585,352
                                                              ----------
                MALAYSIA - 12.1% (B)
                COMMON STOCK -
   222,000      Gamuda Berhad                                    271,079
   171,500      Genting Berhad                                   433,273
   648,000      Island & Peninsular Berhad                       405,180
   313,000      Malaysia International Shipping Berhad           395,377
   151,000      Malaysian Assurance Alliance Berhad              156,408
   174,000      Petronas Gas Berhad                              324,197
   208,000      RJ Reynolds Berhad                               181,293
    95,000      Tanjong plc                                      159,004
   175,000      Telekom Malaysia Berhad                          412,641
   440,000      Tenaga Nasional Berhad                           745,701
                                                              ----------
                                                               3,484,153
                                                              ----------
                PHILIPPINES - 3.2%
                COMMON STOCK -
   157,500      Ayala Corp.                                       56,954
   715,000      Ayala Land, Inc.                                 263,256
   120,300      Manila Electric Co., "B"                         458,752
     3,940      Philippine Long Distance Telephone Co.           127,452
     7,000      San Miquel Corp.                                  14,912
                                                              ----------
                                                                 921,326
                                                              ----------
                SINGAPORE - 15.6%
                COMMON STOCK -
   175,000      Allgreen Properties (a)                          106,436
    85,000      City Developments Ltd.                           567,169
   303,000      Courts (Singapore) Ltd.                          161,028
    19,000      Cycle & Carriage Ltd.                            113,316
    58,000      Development Bank Singapore Ltd.                  616,476
    56,000      Natsteel Electronics Ltd.                        188,486
    49,000      Singapore Airlines Ltd.                          451,374
    65,344      Singapore Press Holdings Ltd.                    964,631
   260,000      Singapore Telecommunications Ltd.                482,077
    82,880      United Overseas Bank Ltd.                        641,116
    35,000      Venture Manufacturing (Singapore) Ltd.           192,206
                                                              ----------
                                                               4,484,315
                                                              ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
APRIL 30, 1999 (UNAUDITED)

  SHARES                                                      VALUE US$
----------                                                    ----------
                TAIWAN - 7.9%
                COMMON STOCK -
    24,000      Asustek Computer, Inc. (a)                    $  251,017
   145,000      Cathay Life Insurance Co. (a)                    518,823
   524,000      China Steel Corp.                                416,649
   160,419      Nan Ya Plastic Corp. (a)                         255,108
   119,000      Siliconware Precision Industries Co. (a)         212,896
   179,000      Taiwan Semiconductor Manufacturing Co.
                  (a)                                            604,896
                                                              ----------
                                                               2,259,389
                                                              ----------
                THAILAND - 4.4%
                COMMON STOCK -
    16,000      Advanced Info Service Public Co. Ltd.            169,853
    19,000      Bangkok Bank Public Co. Ltd. (a)                  56,825
   105,000      Electricity Generating Public Co. Ltd.
                  (a)                                            233,404
    21,500      PTT Exploration and Production Public
                  Co. Ltd. (a)                                   198,120
     3,000      Siam Cement Public Co. Ltd. (a)                   88,593
   437,000      TelecomAsia Corp. Public Co. Ltd. (a)            376,787

  SHARES                                                      VALUE US$
----------                                                    ----------
                THAILAND (CONCLUDED)
    21,000      Thai Farmers Bank Public Co. Ltd. (a)         $   58,280
    15,000      Total Access Communication Public Co.
                  Ltd.                                            51,000
                PREFERRED STOCK -
    64,000      Siam Commercial Bank (a)                          45,283
                                                              ----------
                                                               1,278,145
                                                              ----------
                Total Investments--100.6%
                  (cost $25,349,403)                          28,941,849
                Other Assets, Less Liabilities--(0.6)%          (167,453)
                                                              -----------
                Total Net Assets--100.0%                      $28,774,396
                                                              -----------
                                                              -----------

------------------

(a) Non-income producing security.

(b) Valued pursuant to methodology approved by the Board of Trustees.

ADR--American Depository Receipts

                       FORWARD FOREIGN CURRENCY CONTRACTS
                                CONTRACT TO SELL

                                                                           UNDERLYING FACE
                                                                             AMOUNT OF          UNREALIZED
CONTRACT DATE                  CURRENCY                      UNITS             VALUE            DEPRECIATION
-------------   ---------------------------------------   -----------      ---------------      ------------
   3/03/2000               Hong Kong Dollar                17,750,000        $ 2,275,145          $ 26,801
                                                                             -----------          --------
                                                                             -----------          --------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments, at cost                                           $   25,349,403
            Net unrealized appreciation                                         3,592,446
                                                                           --------------
                  Total Investments, at value                                  28,941,849

         Cash                                                                     390,984
         Foreign currency (cost $75,012)                                           75,886
         Receivable for dividends and interest                                     50,377
         Receivable for investments sold                                          185,092
         Organization costs, net of amortization (Note 2)                           2,958
         Prepaid expenses                                                           1,716
                                                                           --------------

                  Total Assets                                                 29,648,862
                                                                           --------------

LIABILITIES:
         Payable for investments purchased                                        783,829
         Payable for forward foreign currency contracts                            26,801
         Payable to investment adviser (Note 3)                                    11,325
         Payable to administrator (Note 3)                                          1,102
         Payable to subadministrator (Note 3)                                       1,102
         Accrued expenses and other liabilities                                    50,307
                                                                           --------------

                  Total Liabilities                                               874,466
                                                                           --------------

                  Net Assets                                               $   28,774,396
                                                                           --------------
                                                                           --------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
         Dividend income (net of foreign withholding taxes of $19,269)                    $    175,816
         Interest income                                                                         8,702
                                                                                          ------------
                     Total Investment Income                                                   184,518
                                                                                          ------------

EXPENSES:
         Investment advisory (Note 3)                                                           80,157
         Administration (Note 3)                                                                 5,725
         Subadministration (Note 3)                                                             12,500
         Interest holder recordkeeping (Note 3)                                                  6,038
         Custody                                                                                 9,173
         Accounting (Note 3)                                                                    31,000
         Legal                                                                                   2,307
         Audit                                                                                  14,870
         Pricing                                                                                 2,727
         Trustees                                                                                1,205
         Amortization of organization costs (Note 2)                                               380
         Miscellaneous                                                                           1,739
                                                                                          ------------
                     Total Expenses                                                            167,821
         Fees waived (Note 6)                                                                  (35,454)
                                                                                          ------------
                     Net Expenses                                                              132,367
                                                                                          ------------

NET INVESTMENT INCOME                                                                           52,151
                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
         Net realized loss on investments sold (a)                                          (1,018,460)
         Net realized loss on foreign currency transactions                                    (35,447)
                                                                                          ------------
                     Net realized loss on investments and
                       foreign currency transactions                                        (1,053,907)
                                                                                          ------------

         Net change in unrealized appreciation on investments                                8,996,638
         Net change in unrealized appreciation on foreign currency transactions                  4,192
                                                                                          ------------
                     Net change in unrealized appreciation on investments and foreign
                        currency transactions                                                9,000,830
                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS                                                        7,946,923
                                                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $  7,999,074
                                                                                          ------------
                                                                                          ------------

------------------------------------------------------------------------

(a) Includes capital gains tax paid for sales of Indian securities in the amount of $13,813.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the
                                                                            Six Months Ended        For the
                                                                            April 30, 1999        Period Ended
                                                                             (unaudited)        October 31, 1998 (a)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, BEGINNING OF PERIOD                                               $ 22,531,426          $         --
                                                                              ------------          ------------
OPERATIONS:
       Net investment income                                                        52,151               571,616
       Net realized loss on investments and foreign currency transactions       (1,053,907)          (15,840,538)
       Net change in unrealized appreciation (depreciation) on
         investments and foreign currency transactions                           9,000,830            (4,115,849)
                                                                              ------------          ------------
           Net increase (decrease) in net assets resulting from
              operations                                                         7,999,074           (19,384,771)
                                                                              ------------          ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
       Contributions                                                             4,481,821            93,722,315 (b)
       Withdrawals                                                              (6,237,925)          (51,806,118)
                                                                              ------------          ------------
           Net increase (decrease) in net assets from
              transactions in investors' beneficial interest                    (1,756,104)           41,916,197
                                                                              ------------          ------------
       Net increase in net assets                                                6,242,970            22,531,426
                                                                              ------------          ------------
NET ASSETS, END OF PERIOD                                                     $ 28,774,396          $ 22,531,426
                                                                              ------------          ------------
                                                                              ------------          ------------

------------------------------------------------------------------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b) Includes initial contribution from Core and Gateway(Registered) structure conversion of $85,862,089 (See Note 1).

FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:

                                                                               For the
                                                                            Six Months Ended        For the
                                                                            April 30, 1999        Period Ended
                                                                             (unaudited)        October 31, 1998 (a)
--------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets (b):
       Expenses, including waiver of fees                                            1.16%                 1.16%
       Expenses, excluding waiver of fees                                            1.47%                 1.27%
       Net investment income, including waiver of fees                               0.19%                 2.51%

Portfolio Turnover Rate                                                                40%                  100%

------------------------------------------------------------------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b) Annualized.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has eight investment portfolios. Included in this report is Schroder Asian Growth Fund Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's Core and Gateway(Registered) structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $85,862,089, which included unrealized depreciation of $1,248,006. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent the significant accounting policies of the
   Portfolio:

   INVESTMENT VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding day or at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at current market price, then marked to market to recognize any gain or loss on the transaction. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. As of April 30, 1999, the Portfolio held 12 fair valued securities with an aggregate market value of $3,988,756, representing 13.9% of the total net assets of the Portfolio.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATION COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive compensation at an annual rate, payable monthly, of 0.70% of the Portfolio's average daily net assets.

         SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North America Inc. are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust Company and Schroder Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SCMI and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Asian Growth Fund Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED) the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Pursuant to a separate agreement, the Portfolio pays State Street fees for accounting services at the following annual rates: 0.02% of the first $100 million of net assets, 0.015% of the next $100 million; 0.005% of the next $300 million, and 0.0025% of assets in excess of $300 million, subject to certain minimum requirements. Prior to June 1, 1999, the Portfolio paid (i) subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.05% of the average daily net assets of the Fund, subject to a minimum annual fee of $25,000, and (ii) paid accounting fees and interest holder recordkeeping services to Forum Accounting Services, LLC at annual rates of $60,000 and $12,000, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended April 30, 1999, aggregated $8,972,000 and $9,054,140, respectively.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

         Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. The Portfolio provides for taxes on realized gains on Indian securities sold and unrealized appreciation on Indian securities held.

NOTE 6. WAIVER OF FEES

         In order to limit the Portfolio's expenses, SCMI is contractually obligated to reduce its compensation (and, if necessary, to pay certain other portfolio expenses) until December 31, 1999, to the extent that the Portfolio's net expenses exceed 1.16% of the Portfolio's average daily net assets. For the period ended April 30, 1999, SCMI and FAdS waived fees of $28,680, and $6,774, respectively.

NOTE 7. CONCENTRATION OF RISK

         The Portfolio's investments in companies domiciled in Asian countries other than Japan, including countries with limited or developing markets, may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting the Asian countries in which it invests than portfolios not so concentrated.

         Effective September 1, 1998, the Malaysian government implemented a tax structure related to the sale of all Malaysian securities until at least September 1, 1999. The value of the Portfolio's Malaysian holdings have been calculated as of April 30, 1999, using the local price quotations converted to U.S. dollars at a discounted exchange rate determined in accordance with the Portfolio's fair value pricing procedures.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

          COMMON STOCK - 99.0%
SHARES                                      VALUE US$
-------                                    ------------
          CAPITAL EQUIPMENT - 21.3%
 41,000   Amada Metrics Co. Ltd.           $    241,477
 24,000   Daiwa House Industry Co. Ltd.         286,525
  4,000   Glory Ltd.                             86,293
 16,000   Inaba Denkisangyo Co. Ltd.            172,250
  9,000   Murata Manufacturing Co. Ltd.         514,991
  1,000   Rohm Co. Ltd                          120,642
 28,000   Sanki Engineering Co. Ltd.            200,332
  2,000   SMC Corp.                             184,482
  6,000   Sony Corp.                            560,483
262,000   Sumitomo Metal Industries Ltd.        349,007
 16,000   Toyota Motor Corp.                    454,418
 20,000   Yamatake Corp.                        189,844
                                           ------------
                                              3,360,744
                                           ------------
          CONSUMER DURABLES - 8.7%
 33,000   Matsushita Electric Industrial
            Co. Ltd.                            627,590
 17,000   Takeda Chemical Industries            739,184
                                           ------------
                                              1,366,774
                                           ------------
          CONSUMER NON-DURABLES - 1.6 %
  6,200   Aoyamma Trading Co. Ltd.              172,451
  6,000   Onward Kashiyama Co. Ltd.              73,391
                                           ------------
                                                245,842
                                           ------------
          ELECTRIC - 9.5%
  6,000   Canon, Inc.                           146,781
 19,000   Fuji Photo Film Co.                   717,904
 88,000   Hitachi Ltd.                          642,888
                                           ------------
                                              1,507,573
                                           ------------
          ENERGY - 2.5%
 31,000   Nittetsu Mining Co. Ltd.              103,886
 49,000   Showa Shell Sekiyu                    293,520
                                           ------------
                                                397,406
                                           ------------
          FINANCE - 10.7%
 44,000   Asahi Bank Ltd.                       232,606
 16,900   Credit Saison Co. Ltd.                345,472
 91,000   KOA Fire & Marine Insurance Co.
            Ltd.                                285,897
 25,000   Nomura Securities Co. Ltd.            269,769
 30,000   Sumitomo Marine & Fire Insurance
            Co. Ltd.                            203,584
 64,000   Yasuda Fire & Marine Insurance
            Co. Ltd.                            354,956
                                           ------------
                                              1,692,284
                                           ------------

SHARES                                      VALUE US$
-------                                    ------------
          MATERIALS - 13.4%
 25,000   Bridgestone Corp.                $    670,234
 35,000   Kuraray Co. Ltd.                      398,789
 49,000   Nippon Paper Industries Co.           258,626
 19,000   Nitto Denko Corp.                     361,340
 27,000   Oji Paper Co. Ltd.                    161,736
 80,000   Sakata Inx Corp.                      262,061
                                           ------------
                                              2,112,786
                                           ------------
          MULTI-INDUSTRY - 7.7%
 65,000   Mitsui & Co. Ltd.                     476,495
 13,000   National House Industrial Co.
            Ltd.                                100,091
 32,000   Sumitomo Corp. (a)                    236,458
 32,000   TOC Co. Ltd.                          264,876
 11,000   Trusco Nakayama Corp.                 134,642
                                           ------------
                                              1,212,562
                                           ------------
          SERVICES - 22.4%
 56,000   Airport Facilities Co. Ltd.           258,040
  8,000   Banyu Pharmaceutical Co. Ltd.         147,451
  9,000   Chubu-Nippon Broadcast Co. Ltd.        79,171
     56   East Japan Railway Co.                330,760
 61,000   Hanshin Electric Railway Co.
            Ltd.                                189,090
  4,000   Ito-Yokado Co. Ltd.                   245,641
 19,000   Japan Airport Terminal Co. Ltd.       200,567
 27,000   Mitsubishi Corp.                      178,701
     41   NTT Corp.                             446,543
      5   NTT Mobile Communications
            Network, Inc.                       293,227
 27,000   Omron Corp.                           372,105
  2,000   Secom Co. Ltd.                        195,373
 14,000   Sekisui House Ltd.                    156,819
 37,000   Toppan Printing Co. Ltd.              445,135
                                           ------------
                                              3,538,623
                                           ------------
          TRANSPORTATION SERVICES - 1.2%
 15,000   Yusen Air & Sea Service Co. Ltd.      187,247
          Total Investments - 99.0%
            (cost $15,941,155)               15,621,841
          Other Assets Less
            Liabilities - 1.0%                  167,736
                                           ------------
          Total Net Assets - 100.0%        $ 15,789,577
                                           ------------
                                           ------------

------------------

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments, at cost                                             $ 15,941,155
            Net unrealized depreciation                                          (319,314)
                                                                             ------------
                  Total Investments, at value                                  15,621,841

         Cash                                                                      56,765
         Receivable for dividends and interest                                     70,675
         Receivable for investments sold                                           69,709
         Organization costs, net of amortization (Note 2)                           2,958
         Prepaid expenses                                                           1,588
                                                                             ------------

                  Total Assets                                                 15,823,536
                                                                             ------------

LIABILITIES:
         Payable to investment adviser (Note 3)                                       632
         Payable to administrator (Note 3)                                            682
         Payable to subadministrator (Note 3)                                         682
         Accrued expenses and other liabilities                                    31,963
                                                                             ------------

                  Total Liabilities                                                33,959
                                                                             ------------

                  Net Assets                                                 $ 15,789,577
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $13,086)                 $     74,186
       Interest income                                                                      8,139
                                                                                     ------------
            Total Investment Income                                                        82,325
                                                                                     ------------

EXPENSES:
       Investment advisory (Note 3)                                                        50,972
       Administration (Note 3)                                                              4,634
       Subadministration (Note 3)                                                          12,500
       Interest holder recordkeeping (Note 3)                                               6,038
       Custody                                                                              2,697
       Accounting (Note 3)                                                                 30,000
       Legal                                                                                1,838
       Audit                                                                               14,402
       Pricing                                                                              2,826
       Trustees                                                                             1,049
       Amortization of organization costs (Note 2)                                            380
       Miscellaneous                                                                        1,608
                                                                                     ------------
            Total Expenses                                                                128,944
       Fees waived (Note 6)                                                               (37,410)
                                                                                     ------------
            Net Expenses                                                                   91,534
                                                                                     ------------

NET INVESTMENT LOSS                                                                        (9,209)
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized loss on investments sold                                           (1,248,832)
       Net realized gain on foreign currency transactions                                   6,475
                                                                                     ------------
             Net realized loss on investments
                and foreign currency transactions                                      (1,242,357)
                                                                                     ------------

       Net change in unrealized appreciation on investments                             5,409,434
       Net change in unrealized depreciation on
          foreign currency transactions                                                    (7,218)
                                                                                     ------------
             Net change in unrealized appreciation on investments
                and foreign currency transactions                                       5,402,216
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS                                                     4,159,859
                                                                                     ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $  4,150,650
                                                                                     ------------
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the
                                                                            Six Months Ended        For the
                                                                            April 30, 1999        Period Ended
                                                                             (unaudited)        October 31, 1998 (a)
--------------------------------------------------------------------------------------------------------------------
   NET ASSETS, BEGINNING OF PERIOD                                            $ 20,683,565          $         --
                                                                              ------------          ------------
   OPERATIONS:
            Net investment income (loss)                                            (9,209)               83,990
            Net realized loss on investments
              and foreign currency transactions                                 (1,242,357)           (3,009,159)
            Net change in unrealized appreciation on investments
              and foreign currency transactions                                  5,402,216             1,192,952
                                                                              ------------          ------------
                  Net increase (decrease) in net assets
                    resulting from operations                                    4,150,650            (1,732,217)
                                                                              ------------          ------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
            Contributions                                                          720,425            57,952,999 (b)
            Withdrawals                                                         (9,765,063)          (35,537,217)
                                                                              ------------          ------------
                  Net increase (decrease) in net assets from
                    transactions in investors' beneficial interest              (9,044,638)           22,415,782
                                                                              ------------          ------------
            Net increase (decrease) in net assets                               (4,893,988)           20,683,565
                                                                              ------------          ------------
   NET ASSETS, END OF PERIOD                                                  $ 15,789,577          $ 20,683,565
                                                                              ------------          ------------
                                                                              ------------          ------------

------------------------------------------------------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998.
(b) Includes initial contribution from Core and Gateway(Registered) structure conversion of $55,886,917 (See Note 1).

FINANCIAL HIGHLIGHTS

  Portfolio performance for the following periods:

                                                                                  For the
                                                                                Six Months Ended       For the
                                                                                April 30, 1999      Period Ended
                                                                                (unaudited)         October 31, 1998 (a)
-----------------------------------------------------------------------------------------------------------------------

  Ratio to Average Net Assets(b):
      Expenses, including waiver of fees                                              0.99 %                0.99%
      Expenses, excluding waiver of fees                                              1.39 %                1.24%
      Net investment income, including waiver of fees                                (0.10)%                0.55%

   Portfolio Turnover Rate                                                                7%                  36%

------------------------------------------------------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998.
(b) Annualized.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has eight investment portfolios. Included in this report is Schroder Japan Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's Core and Gateway(Registered) structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $55,886,917, which included unrealized depreciation of $6,914,125. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent the significant accounting policies of the
   Portfolio:

   INVESTMENT VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding day or at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at current market price, then marked to market to recognize any gain or loss on the transaction. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. As of April 30, 1999, the Portfolio did not hold a position in fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

   ORGANIZATION COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive compensation at an annual rate, payable monthly, of 0.55% of the Portfolio's average daily net assets.

         SCMI has informed the Trust that it expects on or about July 1, 1999 to be merged into Schroder Investment Management North America Inc., a newly organized Delaware corporation. SCMI and Schroder Investment Management North America are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Portfolio is Schroder Advisors Inc. ("Schroder Advisors"). Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust Company and Schroder Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SCMI and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of the first
   $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Pursuant to a separate agreement, the Portfolio pays State Street fees for accounting services at the following annual rates: 0.02% of the first
   $100 million of net assets, 0.015% of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder Japan Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED) next $100 million; 0.005% of the next $300 million, and 0.0025% of assets in excess of $300 million, subject to certain minimum requirements. Prior to June 1, 1999, the Portfolio paid (i) subadministration fees to Forum Administrative Services, LLC at an annual rate of 0.05% of the average daily net assets of the Fund, subject to a minimum annual fee of $25,000, and
   (ii) paid accounting fees and interest holder recordkeeping services to Forum Accounting Services, LLC at annual rates of $60,000 and $12,000, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended April 30, 1999, aggregated $1,335,181 and $9,558,756, respectively.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES

         In order to limit the Portfolio's expenses, SCMI is contractually obligated to reduce its compensation (and, if necessary, to pay certain other portfolio expenses) until December 31, 1999, to the extent that the Portfolio's net expenses exceed 0.99% of the Portfolio's average daily net assets. For the period ended April 30, 1999, SCMI and FAdS waived fees of $29,544 and $7,866, respectively.

NOTE 7. CONCENTRATION OF RISK

         The Portfolio's investments in companies domiciled in Japan may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES
Nancy A. Curtin, Chairman
Peter E. Guernsey
John I. Howell
William L. Means
David M. Salisbury

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Boston Financial Data Services Inc.
Two Heritage Drive
North Quincy, MA 02171
(800) 464-3108

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of the Schroder All-Asia Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

SAAF/Semi0499

       [Schroders Logo]

       Schroder
       All-Asia
       Fund

       SEMI-ANNUAL REPORT
       APRIL 30, 1999
       (Unaudited)

       Schroder Series Trust II